Schedule of Investments
September 30, 2025 (unaudited)
Azzad Ethical Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 95.05%

Abrasive, Asbestos & Misc. Nonmetallic Mineral Prods - 0.21%
Vistra Corp.	1,562	306,027

Aircraft & Parts - 2.35%
HEICO Corp. Class A	13,683	3,476,713

Apparel & Other Finished Prods of Fabrics & Similar Material - 0.07%
Lululemon Athletica, Inc. (2)	560	99,641

Biological Products, (No Diagnostic Substances) - 0.42%
Repligen Corp. (2)	4,651	621,699

Broadline Retail - 0.74%
Coupang, Inc. (2)	34,076	1,097,247

Capital Goods - 2.45%
Howmet Aerospace, Inc.	18,456	3,621,621

Commercial Services & Supplies - 0.68%
Republic Services, Inc. (2)	4,385	1,006,270

Computer Peripheral Equipment, NEC - 0.20%
Fortinet, Inc. (2)	3,553	298,736

Construction & Engineering - 0.30%
Emcor Group, Inc.	686	445,584

Electric Utilities - 1.58%
Constellation Energy (2)	303	99,708
GE Vernova, Inc.	1,863	1,145,559
Vertiv Holdings Co. Class A (2)	7,251	1,093,886

		2,339,153

Electrical Work - 4.12%
Quanta Services, Inc.	14,703	6,093,217

Electronic Equipment, Instruments & Components - 0.89%
Itron, Inc. (2)	10,576	1,317,347

Energy Equipment & Services - 0.07%
Baker Hughes Co. (2)	2,062	100,461

Finance Services - 2.33%
Corpay, Inc. (2)	7,477	2,153,825
Fiserv, Inc. (2)	780	100,565
Toast, Inc. Class A (2)	32,775	1,196,615

		3,451,005

Healthcare Equipment & Services - 1.17%
Cencora, Inc.	5,546	1,733,291

Household Appliances - 1.46%
Sharkninja, Inc. (2)	20,894	2,155,216

IT Services - 4.45%
Cloudfare, Inc. Class A (2)	18,929	4,061,974
Snowflake, Inc. Class A (2)	11,215	2,529,543

		6,591,517

In Vitro & In Vivo Diagnostic Substances - 4.04%
IDEXX Laboratories, Inc. (2)	9,362	5,981,288

Industrial Instruments For Measurement, Display, and Control - 0.07%
Roper Industries, Inc. (2)	200	99,738

Interactive Media & Services - 0.54%
Reddit, Inc. Class A (2)	3,493	803,355

Laboratory Analytical Instruments - 2.05%
Coherent, Inc. (2)	21,461	2,311,779
Mettler-Toledo International, Inc. (2)	82	100,664
Waters Corp. (2)	2,069	620,307

		3,032,750

Leather & Leather Products - 0.44%
Tapestry, Inc.	5,714	646,939

Lumber & Wood Products (No Furniture) - 0.81%
Trex Co., Inc. (2)	23,230	1,200,294

Measuring & Controlling Devices - 0.13%
Rockwell Automation, Inc.	567	198,184

Media and Entertainment - 1.38%
Roblox Corp. Class A (2)	14,718	2,038,737

Men's & Boys' Furnishgs, Work Clothing, & Allied Garments - 0.07%
Cintas Corp. (2)	485	99,551

Metalworking Machinery & Equipment - 1.84%
Lincoln Electric Holdings, Inc.	11,541	2,721,714

Mining & Quarrying of Nonmetallic Minerals (No Fuels) - 1.88%
Martin Marietta Materials, Inc.	4,416	2,783,316

Motors & Generators - 1.78%
Generac Holdings, Inc. Class A (2)	15,727	2,632,700

Optical Instruments & Lenses - 2.51%
KLA Corp.	3,449	3,720,091

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 1.09%
Edwards Lifesciences Corp. (2)	20,670	1,607,506

Pharmaceutical Preparations - 1.47%
Alnylam Pharmaceuticals, Inc. (2)	4,591	2,093,496
Biomarin Pharmaceutical, Inc. (2)	1,587	85,952

		2,179,448

Railroad Equipment - 0.07%
Westinghouse Air Brake Technologies Corp. (2)	499	100,035

Retail-Auto Dealers & Gasoline Stations - 1.46%
Copart, Inc. (2)	48,093	2,162,742

Retail-Building Materials, Hardware, Garden Supply - 4.50%
Fastenal Co.	89,730	4,400,359
Tractor Supply Co.	39,588	2,251,370

		6,651,729

Retail-Catalog & Mail-Order Houses - 0.98%
CDW Corp.	9,060	1,443,077

Retail-Eating & Drinking Places - 0.20%
Dutch Bros, Inc. Class A (2)	5,611	293,680

Retail-Lumber & Other Building Materials Dealers - 1.00%
Floor & Decor Holdings, Inc. Class A (2)	20,000	1,474,000

Retail-Retail Stores, NEC - 0.07%
Ulta Beauty, Inc. (2)	183	100,055

Retail-Shoe Stores - 1.53%
Boot Barn Holdings, Inc. (2)	13,705	2,271,193

Rubber & Plastics Footwear - 1.34%
On Holding AG (Switzerland) (2)	46,863	1,984,648

Semiconductors & Related Devices - 3.41%
Macom Technology Solutions (2)	10,293	1,281,376
Monolithic Power Systems, Inc.	4,086	3,761,735

		5,043,111

Services-Business Services - 4.73%
Costar Group, Inc. (2)	61,612	5,198,204
Fair Isaac Corp. (2)	456	682,418
MSCI, Inc.	1,975	1,120,635

		7,001,257

Services-Computer Integrated Systems - 0.62%
Waystar Holding Corp. (2)	24,365	923,921

Services-Computer Processing & Data Preparation - 0.07%
Workday, Inc. (2)	409	98,459

Services-Computer Programming Services - 1.18%
VeriSign, Inc.	2,896	809,635
Zscaler, Inc. (2)	3,111	932,242

		1,741,877

Services-Computer Programming, Data Processing, Etc. - 3.53%
AppLovin Corp. Class A (2)	3,580	2,572,373
Pinterest, Inc. Class A (2)	39,812	1,280,752
The Trade Desk, Inc. Class A (2)	27,823	1,363,605

		5,216,730

Services-Management Services - 0.18%
Gartner, Inc. (2)	1,035	272,070

Services-Prepackaged Software - 15.76%
Atlassian Corp. plc Class A (United Kingdom) (2)	626	99,972
Bentley Systems, Inc. Class B	26,531	1,365,816
Cadence Design Systems, Inc. (2)	18,363	6,450,187
Clearwater Class Analytics Holdings, Inc. Class A (2)	27,012	486,756
Crowdstrike Holdings, Inc. Class A (2)	205	100,528
Datadog, Inc. Class A (2)	24,635	3,508,024
HubSpot, Inc. (2)	4,589	2,146,734
Manhattan Associates, Inc. (2)	3,982	816,230
MongoDB, Inc. (2)	1,275	395,735
Paylocity Holding Corp. (2)	9,590	1,527,399
Tyler Technologies, Inc. (2)	5,131	2,684,334
Veeva Systems, Inc. (2)	12,567	3,743,835

		23,325,551

Services-To Dwellings & Other Buildings - 1.77%
Rollins, Inc.	44,538	2,616,162

Surgical & Medical Instruments & Apparatus - 3.02%
DexCom, Inc. (2)	10,901	733,528
Insulet Corp. (2)	11,106	3,428,755
Resmed, Inc.	1,140	312,052

		4,474,336

Technology Hardware & Equipment - 0.34%
Super Micro Compter, Inc. (2)	10,488	502,795

Trading Companies & Distributors - 0.14%
United Rentals, Inc. (2)	212	202,388

Transportation Services - 1.41%
Expedia Group, Inc.	9,782	2,090,903

Trucking (No Local) - 0.89%
Old Dominion Freight Line, Inc.	9,344	1,315,448

Wholesale-Drugs, Proprietaries & Druggists' Sundries - 0.07%
Mckesson Corp.	140	108,156

Wholesale-Durable Goods - 0.71%
W.W. Grainger, Inc.	1,100	1,048,256

Wholesale-Miscellaneous Durable Goods - 1.80%
Pool Corp.	8,606	2,668,462

X-Ray Apparatus & Tubes & Related Irradiation Apparatus- 0.68%
Hologic, Inc. (2)	14,978	1,010,865

Total Investments - 95.05%	(Cost $ 106,386,465)	140,642,262

Other Assets Less Liabilities - 4.95%		7,326,556

Total Net Assets - 100.00%		147,968,818

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2025 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments (9)
Level 1 - Quoted Prices	$140,642,262	$-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$140,642,262	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
AG - Abbreviation for the German word Aktiengesellschaft.